Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of operating segments

Half-year to 30 June 2023	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	5,063	1,881	65	7,009
Other income	1,005	513	513	2,031
Total income	6,068	2,394	578	9,040
Operating expenses	(3,009)	(1,063)	(757)	(4,829)
Impairment (charge) credit	(592)	(90)	1	(681)
Profit (loss) before tax	2,467	1,241	(178)	3,530

External income (expense)	6,427	2,904	(291)	9,040
Inter-segment income (expense)	(359)	(510)	869	–
Segment income	6,068	2,394	578	9,040

Half-year to 30 June 2022	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,601	1,409	79	6,089
Other income	860	452	651	1,963
Total income	5,461	1,861	730	8,052
Operating expenses	(2,920)	(1,027)	(458)	(4,405)
Impairment (charge) credit	(285)	(106)	27	(364)
Profit before tax	2,256	728	299	3,283

External income	5,724	1,656	672	8,052
Inter-segment income (expense)	(263)	205	58	–
Segment income	5,461	1,861	730	8,052
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment external liabilities
	At 30 Jun 2023 £m	At 31 Dec 2022 £m	At 30 Jun 2023 £m	At 31 Dec 2022 £m

Retail	372,668	372,585	310,489	314,051
Commercial Banking	91,046	89,536	141,121	140,923
Other	150,616	154,807	122,856	122,895
Total	614,330	616,928	574,466	577,869